Derivatives and Hedging (Tables)	9 Months Ended
Sep. 30, 2025
Derivatives and Hedging [Abstract]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value

As of September 30, 2025 and December 31, 2024, we had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	September 30, 2025	December 31, 2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	299	20,038
Fair value of derivatives assets	3	1
Fair value of derivatives liabilities	-	605

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the nine months ended September 30, 2025:

	Location of Losses	Nine months ended September 30, 2025	Three months ended September 30, 2025
		U.S. dollars in thousands
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial income, net	(655)	(36)

Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	September 30, 2025	December 31, 2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	8,021	20,061
Fair value of derivatives assets	821	601

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains or Losses on Derivatives

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Nine months ended September 30, 2025	Three months ended September 30, 2025
	U.S. dollars in thousands
Other comprehensive income before reclassifications	(1,555)	(207)
Amounts reclassified out of accumulated other comprehensive income (*)	1,335	721
Other comprehensive income, net	(220)	514

(*)	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses. In the nine months ended September 30, 2025, $36 thousand, $837 thousand, $267 thousand and $195 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.